CRITICAL ACCOUNTING ESTIMATES:	6 Months Ended
Jun. 30, 2018
Critical Accounting Estimates
CRITICAL ACCOUNTING ESTIMATES:

NOTE 4 - CRITICAL ACCOUNTING ESTIMATES:

As part of the preparation of the condensed consolidated interim financial statements, Company management is required to make estimates that affect the value of assets, liabilities, income, expenses and certain disclosures included in the Company’s condensed consolidated interim financial statements. By their very nature, such estimates are subjective and complex and consequently may differ from actual results.

The critical accounting estimates applied in the preparation of the condensed consolidated interim financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2017.